Business Combination (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended
Mar. 14, 2023 USD ($) $ / shares shares
Business Acquisition [Line Items]
Share price | $ / shares	$ 9.94
Predecessor [Member]
Business Acquisition [Line Items]
Business combination goodwill	$ 44,122
Business Combination, Acquisition Related Costs	3,000
Predecessor [Member] | Merger Agreement
Business Acquisition [Line Items]
Aggregate purchase price assets and liabilities	69,928
Business combination goodwill	$ 44,122
Predecessor [Member] | Merger Agreement | Common Class A [Member]
Business Acquisition [Line Items]
Consideration transferred in connection | shares	1,547,700
Predecessor [Member] | Merger Agreement | Common Class C [Member]
Business Acquisition [Line Items]
Consideration transferred in connection | shares	5,487,300